As filed with the U.S. Securities and Exchange Commission on May 8, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a)

Roundhill Acquirers Deep Value ETF

Semi-Annual Report

February 29, 2024

Roundhill Acquirers Deep Value ETF

Ticker: DEEP

Roundhill Acquirers Deep Value ETF

Roundhill Acquirers Deep Value ETF

Letter to Shareholders
(Unaudited)

Dear DEEP Shareholders,

Thank you for your investment in Roundhill Acquirers Deep Value ETF (the “Fund” or “DEEP”). The information presented in this report relates to the operations of DEEP for the fiscal period from September 1, 2023 to February 29, 2024 (the “current fiscal period”).

As a reminder, the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Acquirers Deep Value Index (the “Index”). Acquirers Funds LLC (“Acquirers” or the “Index Provider”) begins its investment process with the “acquirer’s multiple,” the measure financial acquirers such as activists and buyout firms use to find potential targets. Acquirers takes a holistic approach to valuation, examining assets, earnings, and cash flows, to understand the economic reality of each company. An important part of this process is a forensic-accounting diligence of the financial statements, particularly the notes and management’s discussion and analysis, to find information that may impact investment decisions.

The Fund seeks to hold deeply undervalued, high-quality, small and micro capitalization stocks. Small and micro-capitalization stocks with value and quality features rose over the reporting period as lower energy costs and lower inflation saw a continued recovery in economic activity.

On a relative performance basis, the Index underperformed its benchmark, represented by the S&P 500® Index.

Higher relative exposures to value and quality drove the Index’s underperformance. To maintain value and quality exposure, the Index tends to invest in smaller companies than the benchmark because value and small size tend to be related.

The Fund had positive performance during the current fiscal period. The market price for DEEP increased 5.58% and the NAV increased 5.81% while the S&P 500® Index, a broad market index, gained 13.93% over the same period. The Fund’s Index returned positive 6.36%.

The Fund commenced operations on September 22, 2014, with 1,050,000 outstanding shares as of February 29, 2024.

We appreciate your investment in Roundhill Acquirers Deep Value ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Roundhill Acquirers Deep Value ETF

Letter to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund is not actively managed and may be affected by a general decline in market segments related to the index. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Free Cash Flow – a measure of performance calculated as operating cash flow minus capital expenditures.

Acquirers Deep Value Index – The Index tracks the performance of a portfolio of 100 of the most undervalued, fundamentally strong stocks drawn from the smallest 75% of stocks listed in the United States by market capitalization meeting certain liquidity thresholds. The Index identifies potentially undervalued stocks by using The Acquirer’s Multiple®, which is a valuation metric developed and published in 2014 by Tobias Carlisle, Managing Member of the Index Provider. The initial universe of stocks is then valued holistically—assets, earnings, and cash flows are examined—in accordance with the Index methodology to understand the economic reality of each stock. Each stock is then ranked on the basis of such valuation. Potential components are further evaluated using statistical measures of fraud, earnings manipulation, and financial distress. Each potential component is then examined for a margin of safety in three ways: (a) a wide discount to a conservative valuation, (b) a strong, liquid balance sheet, and (c) a robust business capable of generating free cash flows. Finally, a forensic-accounting due diligence review is performed, in accordance with the Index methodology, with respect to each remaining potential component’s financial statements, particularly with respect to the notes and management’s discussion and analysis. The Index is formed from the 100 highest ranked components that pass each stage. Each stock will be weighted to approximately 1% of the Index value at the time of each quarterly reconstitution of the Index.

Standard & Poor’s 500 (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments.

Roundhill Acquirers Deep Value ETF is distributed by Quasar Distributors, LLC.

Roundhill Acquirers Deep Value ETF

Portfolio Allocation
As of February 29, 2024 (Unaudited)

Sector	Percentage of Net Assets
Consumer Discretionary (a)	25.8%
Industrials	19.9
Financials	14.4
Materials	9.3
Information Technology	8.1
Consumer Staples	7.2
Health Care	6.1
Energy	4.3
Communication Services	3.0
Real Estate	1.6
Short-Term Investments	0.3
Other Assets in Excess of Liabilities (b)	0.0
100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Roundhill Acquirers Deep Value ETF

Schedule of Investments
February 29, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 3.0%
18,382	AMC Networks, Inc. - Class A (a)	$237,863
28,353	EchoStar Corporation - Class A (a)	371,708
208,496	Lumen Technologies, Inc. (a)	337,763
48,569	The E.W. Scripps Company - Class A (a)	195,733
		1,143,067
	Consumer Discretionary — 25.8% (b)
56,494	Big 5 Sporting Goods Corporation	271,171
8,428	Buckle, Inc.	345,042
7,649	Dine Brands Global, Inc.	371,053
12,027	Ethan Allen Interiors, Inc.	402,063
34,496	Everi Holdings, Inc. (a)	409,123
47,231	Garrett Motion, Inc. (a)	454,362
10,658	G-III Apparel Group Ltd. (a)	354,592
7,164	Green Brick Partners, Inc. (a)	419,094
92,269	Hanesbrands, Inc. (a)	498,253
10,746	Haverty Furniture Companies, Inc.	368,588
2,532	Hovnanian Enterprises, Inc. - Class A (a)	396,663
10,454	La-Z-Boy, Inc.	397,148
3,047	M/I Homes, Inc. (a)	386,938
7,323	Malibu Boats, Inc. - Class A (a)	319,576
17,272	MasterCraft Boat Holdings, Inc. (a)	378,775
12,431	Movado Group, Inc.	356,894
4,049	Patrick Industries, Inc.	485,637
22,304	Perdoceo Education Corporation	397,234
12,885	Shoe Carnival, Inc.	422,241
9,416	Standard Motor Products, Inc.	299,052
8,650	Sturm Ruger & Company, Inc.	374,718
41,746	Target Hospitality Corporation (a)	404,101
11,367	Upbound Group, Inc.	383,750
12,907	Vista Outdoor, Inc. (a)	402,698
5,173	Winnebago Industries, Inc.	371,059
		9,669,825

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Schedule of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Consumer Staples — 7.2%
25,534	Herbalife, Ltd. (a)	$225,465
4,510	Ingles Markets, Inc. - Class A	347,315
3,705	John B Sanfilippo & Son, Inc.	379,281
5,528	Medifast, Inc.	221,617
22,858	Nature’s Sunshine Products, Inc. (a)	405,730
15,435	Turning Point Brands, Inc.	390,505
7,223	USANA Health Sciences, Inc. (a)	348,582
33,545	Vector Group, Ltd.	374,362
		2,692,857
	Energy — 4.3%
62,480	Evolution Petroleum Corporation	366,133
4,586	Natural Resource Partners LP	419,390
54,693	Teekay Corporation (a)	414,026
7,514	Teekay Tankers, Ltd. - Class A	411,917
		1,611,466
	Financials — 14.4%
8,305	AMERISAFE, Inc.	438,172
9,316	Bancorp, Inc. (a)	415,866
19,403	Brightsphere Investment Group, Inc.	439,672
20,149	Capstar Financial Holdings, Inc.	377,794
8,353	Cass Information Systems, Inc.	403,617
7,110	Customers Bancorp, Inc. (a)	386,144
2,260	Diamond Hill Investment Group, Inc.	326,977
9,792	Employers Holdings, Inc.	447,592
39,026	Heritage Commerce Corporation	323,526
3,716	PJT Partners, Inc. - Class A	391,666
5,092	Preferred Bank	365,860
12,427	PROG Holdings, Inc. (a)	383,621
18,249	Virtu Financial, Inc. - Class A	329,394
27,466	Waterstone Financial, Inc.	347,445
		5,377,346

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Schedule of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 6.1%
18,005	Cross Country Healthcare, Inc. (a)	$328,951
16,530	Inmode Ltd. (a)	363,660
33,907	Ironwood Pharmaceuticals, Inc. (a)	319,743
41,791	Pediatrix Medical Group, Inc. (a)	382,388
8,338	Semler Scientific, Inc. (a)	393,303
37,291	Zynex, Inc. (a)	505,666
		2,293,711
	Industrials — 19.9%
66,793	ACCO Brands Corporation	372,705
7,308	Apogee Enterprises, Inc.	418,091
8,581	Argan, Inc.	402,106
3,308	Barrett Business Services, Inc.	403,543
3,542	BlueLinx Holdings, Inc. (a)	449,303
16,596	Ennis, Inc.	337,231
35,737	GEO Group, Inc. (a)	438,493
19,727	Global Ship Lease, Inc. - Class A	401,444
4,498	IES Holdings, Inc. (a)	494,420
9,782	Insteel Industries, Inc.	356,163
30,657	Interface, Inc.	481,928
2,943	Preformed Line Products Company	404,604
26,708	Resources Connection, Inc.	369,372
97,262	Safe Bulkers, Inc.	451,296
17,818	Star Bulk Carriers Corporation	425,316
8,654	Tecnoglass, Inc.	404,661
25,830	Titan International, Inc. (a)	329,591
14,387	Universal Logistics Holdings, Inc.	486,712
		7,426,979
	Information Technology — 8.1%
33,968	Adeia, Inc.	385,197
12,724	Clearfield, Inc. (a)	383,883
19,069	CPI Card Group, Inc. (a)	360,404
55,497	Immersion Corporation	374,605
14,274	Ituran Location and Control, Ltd.	372,837
5,595	PC Connection, Inc.	371,396
12,789	Photronics, Inc. (a)	368,195

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Schedule of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Information Technology — 8.1% (Continued)
122,129	Rimini Street, Inc. (a)	$394,477
		3,010,994
	Materials — 9.3%
12,853	AdvanSix, Inc.	359,627
10,592	Clearwater Paper Corporation (a)	416,160
8,244	Ingevity Corporation (a)	376,586
8,238	Koppers Holdings, Inc.	466,436
41,019	LSB Industries, Inc. (a)	301,900
19,513	Myers Industries, Inc.	375,235
11,623	Ryerson Holding Corporation	367,054
38,235	SunCoke Energy, Inc.	409,497
1,656	United States Lime & Minerals, Inc.	422,247
		3,494,742
	Real Estate — 1.6%
28,655	RE/MAX Holdings, Inc. - Class A	244,427
14,050	RMR Group, Inc. - Class A	343,803
		588,230
	TOTAL COMMON STOCKS (Cost $34,206,867)	37,309,217

	CONTINGENT VALUE RIGHTS — 0.0% (c)
	Materials — 0.0% (c)
17,062	Resolute Forest Products, Inc., (a)(d)	171
	TOTAL CONTINGENT VALUE RIGHTS (Cost $46,067)	171

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Schedule of Investments
February 29, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.3%
98,032	First American Treasury Obligations Fund - Class X, 5.23% (e)	$98,032
	TOTAL SHORT-TERM INVESTMENTS (Cost $98,032)	98,032

	TOTAL INVESTMENTS (Cost $34,350,966) — 100.0%	37,407,420
	Other Assets in Excess of Liabilities — 0.0% (c)	12,186
	NET ASSETS — 100.0%	$37,419,606

Percentages are stated as a percent of net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 7 in the Notes to Financial Statements.

(c)	Represents less than 0.05% of net assets.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	Rate shown is the annualized seven-day yield as of February 29, 2024.

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

ASSETS
Investments in securities, at value (Cost $34,350,966)	$37,407,420
Dividends and interest receivable	35,680
Total assets	37,443,100

LIABILITIES
Management fees payable	23,494
Total liabilities	23,494

NET ASSETS	$37,419,606

Net Assets Consist of:
Paid-in capital	$94,982,820
Total distributable earnings (accumulated deficit)	(57,563,214)
Net assets	$37,419,606

Net Asset Value:
Net assets	$37,419,606
Shares outstanding ^	1,050,000
Net asset value, offering and redemption price per share	$35.64

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Statement of Operations
For the Six-Months Ended February 29, 2024 (Unaudited)

INCOME
Dividends^	$402,225
Interest	3,080
Total investment income	405,305

EXPENSES
Management fees	149,814
Total expenses	149,814
Net investment income (loss)	255,491

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	842,351
In-kind redemptions	541,016
Change in unrealized appreciation (depreciation) on investments	397,270
Net realized and unrealized gain (loss) on investments	1,780,637
Net increase (decrease) in net assets resulting from operations	$2,036,128

^ Net of foreign withholding taxes	$1,637

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Statements of Changes in Net Assets

	Six-Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
OPERATIONS
Net investment income (loss)	$255,491	$687,971
Net realized gain (loss) on investments	1,383,367	(2,077,256)
Change in unrealized appreciation (depreciation) on investments	397,270	4,751,498
Net increase (decrease) in net assets resulting from operations	2,036,128	3,362,213

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(387,144)	(621,945)
Total distributions to shareholders	(387,144)	(621,945)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	28,150,740
Payments for shares redeemed	(5,034,705)	(33,979,665)
Transaction fees (Note 6)	9	—
Net increase (decrease) in net assets derived from capital share transactions (a)	(5,034,696)	(5,828,925)
Net increase (decrease) in net assets	$(3,385,712)	$(3,088,657)

NET ASSETS
Beginning of period/year	$40,805,318	$43,893,975
End of period/year	$37,419,606	$40,805,318

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	900,000
Shares redeemed	(150,000)	(1,100,000)
Net increase (decrease)	(150,000)	(200,000)

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended February 29, 2024		Year Ended August 31,
	(Unaudited)		2023	2022	2021	2020		2019
Net asset value, beginning of period/year	$34.00		$31.35	$35.52	$23.25	$28.70		$35.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.23		0.56	0.40	0.48	1.12		1.07
Net realized and unrealized gain (loss) on investments (5)	1.76		2.59	(4.13)	12.18	(4.84)		(7.18)
Total from investment operations	1.99		3.15	(3.73)	12.66	(3.72)		(6.11)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.35)		(0.50)	(0.44)	(0.39)	(1.73)		(0.82)
Total distributions to shareholders	(0.35)		(0.50)	(0.44)	(0.39)	(1.73)		(0.82)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	0.00	(6)	—	—	—	—		—

Net asset value, end of period/year	$35.64		$34.00	$31.35	$35.52	$23.25		$28.70

Total return	5.81	%(7)	10.18%	-10.61%	54.67%	-12.95%		-17.24%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$37,420		$40,805	$43,894	$47,956	$22,088		$269,810

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.80	%(8)	0.80%	0.80%	0.80%	0.80%		0.80%
Expenses to average net assets (after management fees waived)	0.80	%(8)	0.80%	0.80%	0.80%	0.27	%(2)	0.40	%(3)
Net investment income (loss) to average net assets	1.36	%(8)	1.75%	1.19%	1.53%	3.14%		2.97%
Net investment income (loss) to average net assets (after management fees waived)	1.36	%(8)	1.75%	1.19%	1.53%	3.67	%(2)	3.37	%(3)
Portfolio turnover rate (4)	68	%(7)	126%	119%	148%	143%		97%

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Financial Highlights (Continued)
For a capital share outstanding throughout the period/year

(1)	Calculated based on average shares outstanding during the period.
(2)

Effective January 1, 2020 through June 22, 2020, the Adviser contractually agreed to waive 21 basis points (0.21%) of its management fees for the Fund. The Adviser voluntarily waived an additional 33 basis points (0.33%) of its management fee during the period September 1, 2019 through June 22, 2020.

(3)

Effective January 1, 2019 the Adviser contractually agreed to waive 21 basis points (0.21%) of its management fees for the Fund until at least December 31, 2019. The Adviser voluntarily waived an additional 33 basis points (0.33%) of its management fee during the period from March 6, 2019 through August 31, 2019.

(4)	Excludes the impact of in-kind transactions.
(5)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(6)	Less than $0.005.
(7)	Not annualized.
(8)	Annualized.

Roundhill Acquirers Deep Value ETF

Notes to Financial Statements

February 29, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Roundhill Acquirers Deep Value ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before expenses and fees, track the Acquirers Deep Value Index (the “Index”). The Fund commenced operations on September 22, 2014.

The end of the reporting period for the Fund is February 29, 2024, and the period covered by these Notes to Financial Statements is the six-month period from September 1, 2023 through February 29, 2024 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, closed-end funds and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Roundhill Acquirers Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

Investments in mutual funds, including money market funds are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Roundhill Acquirers Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$37,309,217	$—	$—	$37,309,217
Contingent Value Rights	—	—	171	171
Short-Term Investments	98,032	—	—	98,032
Total Investments in Securities	$37,407,249	$—	$171	$37,407,420

^	See Schedule of Investments for breakout of investments by sector classification.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of 8/31/2023	$171
Net Realized Gain (Loss)	—
Change in Net Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers Out of Level 3	—
Balance as of 2/29/2024	$171

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is

Roundhill Acquirers Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are declared and paid by the Fund on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

Roundhill Acquirers Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. During the fiscal year ended August 31, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(4,937,244)	$4,937,244

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution

Roundhill Acquirers Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

(12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

Roundhill Financial Inc. (the “Sponsor”) has licensed the Index from the Index Provider and entered into a sub-licensing and expense reimbursement agreement with the Adviser, pursuant to which the Sponsor agrees to sub-license the use of the Index to the Adviser for the Fund. The Sponsor also provides marketing support for the Fund, including, but not limited to, distributing the Fund’s materials and providing the Fund with access to and the use of the Sponsor’s other marketing capabilities, including communications through print and electronic media discussing the Index. The Sponsor is a registered investment adviser that provides advisory services to ETFs, but does not act as an investment adviser or otherwise provide investment advice to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Index and does not otherwise act in the capacity of an index provider.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $25,834,843 and $25,862,057, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $0 and $5,014,222 respectively.

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

Roundhill Acquirers Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at August 31, 2023 were as follows:

Tax cost of investments	$39,023,038
Gross tax unrealized appreciation	$5,121,111
Gross tax unrealized depreciation	(3,415,655)
Net tax unrealized appreciation (depreciation)	1,705,456
Undistributed ordinary income	174,885
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(61,092,539)
Distributable earnings (accumulated deficit)	$(59,212,198)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and partnerships.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2023, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of August 31, 2023, the Fund had a short-term capital loss carryforward of $43,670,438 and a long-term capital loss carryforward of $17,422,101. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the years ended August 31, 2023 and August 31, 2022 were as follows:

	Year Ended August 31, 2023	Year Ended August 31, 2022
Ordinary Income	$621,945	$650,879

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally

Roundhill Acquirers Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2024 (Unaudited) (Continued)

in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Roundhill Acquirers Deep Value ETF

Expense Example

For the Six-Months Ended February 29, 2024 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,058.10	$4.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.89	$4.02

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.80%, multiplied by the average account value during the period, multiplied by 182/366 to reflect the one-half year period.

Roundhill Acquirers Deep Value ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2023. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Roundhill Acquirers Deep Value ETF

Approval of Advisory Agreement & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 5, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of Roundhill Acquirers Deep Value ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Fund and other series of the Trust, and the Board considered that information alongside the Materials in its consideration of whether the Agreement should be continued. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the continuation of the Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s

Roundhill Acquirers Deep Value ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund as well as other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered other services provided by the Adviser to the Fund, including the day-to-day management of the Fund’s portfolio, monitoring the extent to which the Fund achieves its investment objective as an index-based fund, monitoring the Fund’s adherence to its investment restrictions and its compliance with the Fund’s policies and procedures and applicable securities regulations. Additionally, the Board considered that the Adviser does not serve as the index provider to the Fund; rather, the Fund tracks an index created and owned by Acquirers Funds LLC.

Historical Performance. The Trustees next considered the Fund’s performance. The Board observed that additional information regarding the Fund’s past investment performance, for periods ended June 30, 2023, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – U.S. Fund Small Value (the “Category Peer Group”). The Board considered that the funds included in the Peer Group were all index-based, small cap ETFs with similar investment strategies. Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in the Selected Peer Group include index-based ETFs that employ deep value investing strategies similar to those of the Fund; however, unlike the Fund, the funds included in the Selected Peer Group are not small-cap equity ETFs.

The Board noted that, for the one-year, three-year, five-year, and since inception periods ended June 30, 2023, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) slightly underperformed, but was generally consistent with, the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund underperformed its broad-based benchmark, the S&P 500 Index, over the one-year, five-year, and since inception periods ended June 30, 2023, but the Fund outperformed the S&P 500 over the three-year period. The Board considered, however, that the S&P 500 Index provides an indication of the performance of U.S. large-cap companies; whereas, the Fund seeks to track the performance of an

Roundhill Acquirers Deep Value ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

index comprised of undervalued small-cap stocks. In addition, the Board noted that the Fund’s investors seek exposure to undervalued small-cap equities, not broad exposure to the large-cap equity market.

The Board also considered that, for the three-year and five-year periods ended June 30, 2023, the Fund underperformed the median return of its Peer Group and Category Peer Group; however, for the one-year period, the Fund outperformed the median return of both its Peer Group and Category Peer Group. In addition, the Board noted that the Fund outperformed each of the funds in its Selected Peer Group for the one-year period ended June 30, 2023, but underperformed most of the funds in its Selected Peer Group over the three-year and five-year periods.

Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.

The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board compared the Fund’s net expense ratio to those of its Peer Group and Category Peer Group as shown in the Barrington Report, as well as its Selected Peer Group. The Board noted that the Fund’s net expense ratio was the highest net expense ratio of all the funds in its Peer Group, but lower than the median net expense ratio of the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was higher than the net expense ratios of the other funds in its Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.

The Board also considered the Fund’s expenses and the structure of the Fund’s advisory fee with respect to potential economies of scale. The Board noted that the Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded

Roundhill Acquirers Deep Value ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

that the current fee structure reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Roundhill Acquirers Deep Value ETF

Federal Tax Information

(Unaudited)

For the fiscal year ended August 31, 2023, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended August 31, 2023 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.roundhillinvestments.com/etf/deep. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.roundhillinvestments.com/etf/deep daily.

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.roundhillinvestments.com/etf/deep.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Roundhill Acquirers Deep Value ETF

Information about The Trustees

(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.roundhillinvestments.com/etf/deep.

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.roundhillinvestments.com/etf/deep.

Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, Oklahoma 73120

Index Provider

Acquirers Funds, LLC
609 Deep Valley Drive, Suite 200
Rolling Hills, California 90274

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Roundhill Acquirers Deep Value ETF

Symbol – DEEP
CUSIP – 26922A701

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

1

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/7/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5/7/2024

*	Print the name and title of each signing officer under his or her signature.

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